Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2018
January 30, 2019
Effective immediately, a portion of each Target Retirement Fund’s fixed income exposure (except Harbor Target Retirement 2055 Fund) is allocated to Harbor Core Bond Fund. The following is hereby added to the “Description of Underlying Harbor Funds” section on pages 44 to 48:

Harbor Core Bond Fund
Investment Objective: Seeks total return
Subadviser: Income Research + Management (since its inception in 2018)
Portfolio Managers: William O’Malley, CFA (since 2018), James E. Gubitosi, CFA (since 2018) and Sarah Kilpatrick (since 2018)
Overview of Principal Investment Strategy
The Fund invests primarily in investment-grade fixed income securities of issuers located in the U.S.  Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments. Fixed income instruments include bonds, debt securities and other similar instruments issued by various public- or private-sector entities. At times, the Fund may invest a large percentage of its assets in investment-grade mortgage-backed and asset-backed securities.
In addition, the “Harbor Target Retirement Funds – Target Allocation” table within “The Funds’ Investments” section on page 43 is hereby replaced with the following:
HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF JANUARY 30, 2019
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8%	7%	6%	6%	5%	4%	3%	2%	1%	1%
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20
Fixed Income
Harbor High-Yield Bond Fund	0%	0%	7%	7%	9%	11%	11%	9%	8%	8%
Harbor High-Yield Opportunities Fund	3	7	4	5	6	7	7	6	5	5
Harbor Bond Fund	4	6	10	9	10	12	10	11	13	13
Harbor Core Bond Fund	0	3	5	9	10	12	20	23	26	26
Harbor Real Return Fund	0	0	0	0	5	8	10	12	18	18
Total Fixed Income	7	16	26	30	40	50	58	61	70	70
Short-Term
Harbor Money Market Fund	0%	0%	0%	0%	0%	0%	0%	7%	10%	10%
Total Short-Term	0	0	0	0	0	0	0	7	10	10
	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%
Investors Should Retain This Supplement For Future Reference
S0130.P.TR